Financial instruments by category - Financial liabilities as per statement of financial position (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities
Financial liabilities as per statement of financial position	$ 13,567,536	$ 13,076,916
Accounts payable, accruals and other payables excluding non-financial items
Financial liabilities
Financial liabilities as per statement of financial position	9,536,435	9,376,566
Deferred purchase price
Financial liabilities
Financial liabilities as per statement of financial position	646,678	1,148,013
Lease liabilities
Financial liabilities
Financial liabilities as per statement of financial position	809,220	1,047,064
Current tax liabilities
Financial liabilities
Financial liabilities as per statement of financial position	1,069,663	836,117
Derivative warrant liabilities
Financial liabilities
Financial liabilities as per statement of financial position	$ 1,505,540	$ 669,156